FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT M

The Guardian Separate Account M

STATEMENTS OF ASSETS AND LIABILITIES

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series

	(1)	(3)

Assets:
Shares owned in underlying fund	—	—
Net asset value per share (NAV)	39.76	15.81

Total Assets (Shares x NAV)	$—	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$—	$—

Net Assets: Total
Contract value in accumulation period	$—	$—

Net Assets	$—	$—

Total Units Outstanding	—	—

Unit Value (Accumulation)	$46.04	$54.11

Cost of Shares in Underlying Fund	$3	$—

(1) Portfolio liquidated as of April 25, 2025 (2) Portfolio liquidated as of June 27, 2025 (3) Portfolio liquidated as of August 29, 2025

STATEMENTS OF OPERATIONS

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series

	1/1/2025 to 4/25/2025	1/1/2025 to 8/29/2025

2025 Investment Income
Income:
Reinvested dividends	$125,883	$12,106
Expenses:
Mortality and expense risk charges	15,282	4,221

Net investment income/(expense)	110,601	7,885

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(991,240)	(78,924)
Reinvested realized gain distributions	1,346,676	204,328

Net realized gain/(loss) on investments	355,436	125,404
Net change in unrealized appreciation/(depreciation) of investments	(691,750)	(28,984)

Net realized and unrealized gain/(loss) from investments	(336,314)	96,420

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(225,713)	$104,305

See notes to financial statements.

B-2

Investment Options
Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Core Equity Fund Series I

(3)	(2)	(3)	(1)	12/31/2025	12/31/2025	12/31/2025

—	—	—	—	5,043	4,362	1,130
—	—	10.22	5.26	81.00	18.27	36.03

$—	$—	$—	$—	$408,518	$79,692	$40,721

—	—	—	—	1,639	1,982	460

$—	$—	$—	$—	$406,879	$77,710	$40,261

$—	$—	$—	$—	$406,879	$77,710	$40,261

$—	$—	$—	$—	$406,879	$77,710	$40,261

—	—	—	—	6,212	3,032	758

$39.04	$53.31	$57.57	$61.43	$65.50	$25.63	$53.13

$—	$—	$—	$—	$315,427	$78,269	$37,786

Investment Options
Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Core Equity Fund Series I

1/1/2025 to 8/29/2025	1/1/2025 to 6/27/2025	1/1/2025 to 8/29/2025	1/1/2025 to 4/25/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

$24,210	$5,349	$6,271	$1,367	$—	$1,581	$249

4,158	1,225	4,917	2,394	2,709	641	3,899

20,052	4,124	1,354	(1,027)	(2,709)	940	(3,650)

154,419	(40,493)	(477,399)	(1,102,631)	7,627	(908)	73,348
59,158	—	—	811,878	37,006	4,016	2,865

213,577	(40,493)	(477,399)	(290,753)	44,633	3,108	76,213
(52,778)	82,279	416,865	241,819	(1,363)	4,256	(185,664)

160,799	41,786	(60,534)	(48,934)	43,270	7,364	(109,451)

$180,851	$45,910	$(59,180)	$(49,961)	$40,561	$8,304	$(113,101)

B-3

The Guardian Separate Account M

STATEMENTS OF ASSETS AND LIABILITIES

	AB VPS Relative Value Portfolio Class B	AB VPS Large Cap Growth Portfolio Class B

	12/31/2025	12/31/2025

Assets:
Shares owned in underlying fund	6,734	2,192
Net asset value per share (NAV)	30.85	81.48

Total Assets (Shares x NAV)	$207,758	$178,611

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	1,267	1,884

Net Assets	$206,491	$176,727

Net Assets: Total
Contract value in accumulation period	$206,491	$176,727

Net Assets	$206,491	$176,727

Total Units Outstanding	4,217	2,049

Unit Value (Accumulation)	$48.97	$86.26

Cost of Shares in Underlying Fund	$219,072	$137,708

(1) Portfolio liquidated as of April 25, 2025 (2) Portfolio liquidated as of June 27, 2025 (3) Portfolio liquidated as of August 29, 2025

STATEMENTS OF OPERATIONS

	AB VPS Relative Value Portfolio Class B	AB VPS Large Cap Growth Portfolio Class B

	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

2025 Investment Income
Income:
Reinvested dividends	$1,762	$—
Expenses:
Mortality and expense risk charges	1,365	1,160

Net investment income/(expense)	397	(1,160)

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	10,960	724
Reinvested realized gain distributions	16,455	16,159

Net realized gain/(loss) on investments	27,415	16,883
Net change in unrealized appreciation/(depreciation) of investments	(9,849)	3,440

Net realized and unrealized gain/(loss) from investments	17,566	20,323

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$17,963	$19,163

See notes to financial statements.

B-4

Investment Options
AB Sustainable Global Thematic Portfolio Class B	LVIP American Century International Fund Class II	LVIP American Century Value Fund Standard Class II	Fidelity® VIP Contrafund Portfolio Initial Class	Fidelity® VIP Equity -Income Portfolio Initial Class	Fidelity® VIP Growth Opportunities Portfolio Initial Class	Fidelity® VIP High Income Portfolio Initial Class
12/31/2025	12/31/2025	(1)	12/31/2025	12/31/2025	12/31/2025	12/31/2025

732	18,446	—	31,077	21,552	16,558	31,981
30.26	12.24	12.91	59.89	29.43	99.69	4.88

$22,162	$225,870	$—	$1,861,199	$634,269	$1,650,673	$156,069

1,069	1,727	—	1,607	1,969	1,341	1,760

$21,093	$224,143	$—	$1,859,592	$632,300	$1,649,332	$154,309

$21,093	$224,143	$—	$1,859,592	$632,300	$1,649,332	$154,309

$21,093	$224,143	$—	$1,859,592	$632,300	$1,649,332	$154,309

663	7,558	—	20,573	10,579	15,232	6,441

$31.81	$29.66	$66.53	$90.39	$59.77	$108.28	$23.96

$24,419	$201,255	$—	$1,445,972	$526,996	$891,486	$163,214

Investment Options
AB Sustainable Global Thematic Portfolio Class B	LVIP American Century International Fund Class II	LVIP American Century Value Fund Standard Class II	Fidelity® VIP Contrafund Portfolio Initial Class	Fidelity® VIP Equity -Income Portfolio Initial Class	Fidelity® VIP Growth Opportunities Portfolio Initial Class	Fidelity® VIP High Income Portfolio Initial Class
1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 4/25/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

$—	$2,835	$—	$2,420	$9,987	$—	$9,797
251	1,592	360	12,124	3,458	9,283	1,020

(251)	1,243	(360)	(9,704)	6,529	(9,283)	8,777

(332)	7,650	983	324,650	5,929	33,146	(628)
2,878	—	—	290,435	30,538	23,248	—

2,546	7,650	983	615,085	36,467	56,394	(628)
(1,208)	22,808	(3,676)	(233,128)	45,700	242,455	5,369

1,338	30,458	(2,693)	381,957	82,167	298,849	4,741

$1,087	$31,701	$(3,053)	$372,253	$88,696	$289,566	$13,518

B-5

The Guardian Separate Account M

STATEMENTS OF ASSETS AND LIABILITIES

	Fidelity® VIP Index 500 Portfolio Initial Class	Fidelity® VIP Government Money Market Portfolio Service Class 2

	12/31/2025	12/31/2025

Assets:
Shares owned in underlying fund	9,626	3,548,925
Net asset value per share (NAV)	660.13	1.00

Total Assets (Shares x NAV)	$6,354,557	$3,548,925

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	2,428	1,789

Net Assets	$6,352,129	$3,547,136

Net Assets: Total
Contract value in accumulation period	$6,352,129	$3,547,136

Net Assets	$6,352,129	$3,547,136

Total Units Outstanding	74,151	264,341

Unit Value (Accumulation)	$85.66	$13.42

Cost of Shares in Underlying Fund	$2,647,246	$3,548,925

(1) Portfolio liquidated as of April 25, 2025 (2) Portfolio liquidated as of June 27, 2025 (3) Portfolio liquidated as of August 29, 2025

STATEMENTS OF OPERATIONS

	Fidelity® VIP Index 500 Portfolio Initial Class	Fidelity® VIP Government Money Market Portfolio Service Class 2

	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

2025 Investment Income
Income:

Reinvested dividends	$69,377	$54,136
Expenses:

Mortality and expense risk charges	37,659	9,147

Net investment income/(expense)	31,718	44,989

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	622,761	—

Reinvested realized gain distributions	31,978	—

Net realized gain/(loss) on investments	654,739	—

Net change in unrealized appreciation/(depreciation) of investments	302,850	—

Net realized and unrealized gain/(loss) from investments	957,589	—

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$989,307	$44,989

See notes to financial statements.

B-6

Investment Options
Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Institutional Shares	MFS® Total Return Bond Series Initial Class	MFS® Growth Series Initial Class	MFS® Investors Trust Series Initial Class
12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

11,466	9,260	12,844	13,400	4,620	39,078	1,838
83.58	59.42	64.90	79.67	11.78	67.85	26.16

$958,287	$550,203	$833,563	$1,067,564	$54,424	$2,651,459	$48,084

1,340	1,107	1,940	2,007	1,249	1,500	400

$956,947	$549,096	$831,623	$1,065,557	$53,175	$2,649,959	$47,684

$956,947	$549,096	$831,623	$1,065,557	$53,175	$2,649,959	$47,684

$956,947	$549,096	$831,623	$1,065,557	$53,175	$2,649,959	$47,684

25,702	7,398	17,360	38,263	2,066	25,903	758

$37.23	$74.22	$47.90	$27.85	$25.74	$102.30	$62.88

$826,140	$400,855	$479,995	$716,562	$58,648	$2,260,410	$60,553

Investment Options
Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Institutional Shares	MFS® Total Return Bond Series Initial Class	MFS® Growth Series Initial Class	MFS® Investors Trust Series Initial Class
1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

$2,897	$1,503	$918	$6,984	$2,425	$—	$723

5,659	3,373	4,970	5,986	430	15,569	2,052

(2,762)	(1,870)	(4,052)	998	1,995	(15,569)	(1,329)

7,520	4,157	8,461	6,449	(1,033)	57,140	173,036
67,933	58,579	56,471	78,290	—	458,549	18,494

75,453	62,736	64,932	84,739	(1,033)	515,689	191,530
(10,134)	20,504	63,923	84,747	2,448	(222,112)	(232,753)

65,319	83,240	128,855	169,486	1,415	293,577	(41,223)

$62,557	$81,370	$124,803	$170,484	$3,410	$278,008	$(42,552)

B-7

The Guardian Separate Account M

STATEMENTS OF ASSETS AND LIABILITIES

	MFS® New Discovery Series Initial Class	MFS® Research Series Initial Class

	12/31/2025	(1)

Assets:
Shares owned in underlying fund	7,602	—
Net asset value per share (NAV)	15.60	30.49

Total Assets (Shares x NAV)	$118,591	$(129)

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	1,002	—

Net Assets	$117,589	$(129)

Net Assets: Total

Contract value in accumulation period	$117,589	$—

Net Assets	$117,589	$—

Total Units Outstanding	2,632	—

Unit Value (Accumulation)	$44.68	$46.93

Cost of Shares in Underlying Fund	$122,990	$—

(1) Portfolio liquidated as of April 25, 2025 (2) Portfolio liquidated as of June 27, 2025 (3) Portfolio liquidated as of August 29, 2025

STATEMENTS OF OPERATIONS

	MFS® New Discovery Series Initial Class	MFS® Research Series Initial Class
	1/1/2025 to 12/31/2025	1/1/2025 to 4/25/2025

2025 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality and expense risk charges	877	(75)

Net investment income/(expense)	(877)	75

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(1,815)	866
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(1,815)	866
Net change in unrealized appreciation/(depreciation) of investments	15,570	(1,461)

Net realized and unrealized gain/(loss) from investments	13,755	(595)

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$12,878	$(520)

See notes to financial statements.

B-8

Investment Options
MFS® Total Return Series Initial Class	Guardian All Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund

12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

26,704	166,108	31,298	12,410	185,107	845,490
23.33	14.02	10.97	11.22	14.33	13.92

$623,008	$2,328,840	$343,337	$139,239	$2,652,588	$11,769,344

1,529	1,867	1,236	1,332	2,105	2,412

$621,479	$2,326,973	$342,101	$137,907	$2,650,483	$11,766,932

$621,479	$2,326,973	$342,101	$137,907	$2,650,483	$11,766,803

$621,479	$2,326,973	$342,101	$137,907	$2,650,483	$11,766,803

13,164	150,853	31,883	12,566	189,098	1,032,148

$47.21	$15.43	$10.73	$10.97	$14.02	$11.40

$630,062	$1,804,882	$313,849	$133,542	$1,978,558	$10,286,817

Investment Options
MFS® Total Return Series Initial Class	Guardian All Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund

1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	4/25/2025 to 12/31/2025

$16,226	$—	$—	$—	$—	$—

3,766	12,172	2,101	448	14,230	56,283

12,460	(12,172)	(2,101)	(448)	(14,230)	(56,283)

574	146,075	963	1,041	109,030	84,433
43,267	—	—	—	—	—

43,841	146,075	963	1,041	109,030	84,433
3,187	218,212	20,248	2,292	170,647	1,482,399

47,028	364,287	21,211	3,333	279,677	1,566,832

$59,488	$352,115	$19,110	$2,885	$265,447	$1,510,549

B-9

The Guardian Separate Account M

STATEMENTS OF CHANGES IN NET ASSETS

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series
	1/1/2024 to 4/25/2025	1/1/2024 to 8/29/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$61,424	$6,863
Net realized gain/(loss) from sale of investments	6,036	5,100
Reinvested realized gain distributions	301,538	82,746
Net change in unrealized appreciation/(depreciation) of investments	1,094,741	112,678

Net increase/(decrease) resulting from operations	1,463,739	207,387

2024 Policy Transactions
Net policy purchase payments	167,715	16,335
Transfers on account of death, surrenders and withdrawals	(352,728)	(32,703)
Transfers of policy loans	238,812	(26,318)
Transfers of cost of insurance and policy fees	(273,197)	(14,504)
Transfers between investment divisions, net	(49,904)	34,725
Transfers – other	2,483	183

Net increase/(decrease) from policy transactions	(266,819)	(22,282)

Total Increase/(Decrease) in Net Assets	1,196,920	185,105
Net Assets at December 31, 2023	7,133,599	815,955

Net Assets at December 31, 2024	$8,330,519	$1,001,060

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$110,601	$7,885
Net realized gain/(loss) from sale of investments	(991,240)	(78,924)
Reinvested realized gain distributions	1,346,676	204,328
Net change in unrealized appreciation/(depreciation) of investments	(691,750)	(28,984)

Net increase/(decrease) resulting from operations	(225,713)	104,305

2025 Policy Transactions
Net policy purchase payments	53,149	6,875
Transfers on account of death, surrenders and withdrawals	(71,424)	—
Transfers of policy loans	(3,629)	(143)
Transfers of cost of insurance and policy fees	(85,314)	(10,398)
Transfers between investment divisions, net	(7,963,615)	(1,102,107)
Transfers – other	(33,973)	408

Net increase/(decrease) from policy transactions	(8,104,806)	(1,105,365)

Total Increase/(Decrease) in Net Assets	(8,330,519)	(1,001,060)
Net Assets at December 31, 2024	8,330,519	1,001,060

Net Assets at December 31, 2025	$—	$—

See notes to financial statements.

B-10

Investment Options
Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Core Equity Fund Series I
1/1/2024 to 8/29/2025	1/1/2024 to 6/27/2025	1/1/2024 to 8/29/2025	1/1/2024 to 4/25/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

$22,061	$7,968	$(8,437)	$800	$(2,703)	$673	$2,576
11,106	(2,049)	(80,923)	(56,714)	11,639	(1,097)	(10,175)
—	—	—	140,787	—	2,645	163,065
15,510	9,417	231,030	49,936	100,767	4,871	226,370

48,677	15,336	141,670	134,809	109,703	7,092	381,836

21,874	11,565	22,789	17,325	6,608	3,430	23,562
(28,687)	—	(44,619)	(76,911)	(54,575)	—	(46,619)
5,674	4,433	(26,104)	289	23	1,429	514,705
(26,853)	(8,267)	(25,885)	(31,601)	(17,644)	(4,067)	(53,725)
(41,614)	(4,507)	1,306	—	—	—	—
(773)	41	(1,044)	(664)	(268)	5	960

(70,379)	3,265	(73,557)	(91,562)	(65,856)	797	438,883

(21,702)	18,601	68,113	43,247	43,847	7,889	820,719
943,864	332,342	1,308,028	1,312,834	357,275	62,589	1,243,518

$922,162	$350,943	$1,376,141	$1,356,081	$401,122	$70,478	$2,064,237

$20,052	$4,124	$1,354	$(1,027)	$(2,709)	$940	$(3,650)
154,419	(40,493)	(477,399)	(1,102,631)	7,627	(908)	73,348
59,158	—	—	811,878	37,006	4,016	2,865
(52,778)	82,279	416,865	241,819	(1,363)	4,256	(185,664)

180,851	45,910	(59,180)	(49,961)	40,561	8,304	(113,101)

12,498	6,788	14,573	6,351	4,054	3,728	7,636
—	(2,865)	—	(9,981)	(21,876)	(835)	(22,323)
(239,384)	2,441	(206)	132	142	(77)	(24)
(17,628)	(4,279)	(16,040)	(9,904)	(17,138)	(5,007)	(17,596)
(859,284)	(398,927)	(1,315,395)	(1,293,088)	—	1,091	(1,879,474)
785	(11)	107	370	14	28	906

(1,103,013)	(396,853)	(1,316,961)	(1,306,120)	(34,804)	(1,072)	(1,910,875)

(922,162)	(350,943)	(1,376,141)	(1,356,081)	5,757	7,232	(2,023,976)
922,162	350,943	1,376,141	1,356,081	401,122	70,478	2,064,237

$—	$—	$—	$—	$406,879	$77,710	$40,261

B-11

The Guardian Separate Account M

STATEMENTS OF CHANGES IN NET ASSETS

	AB VPS Relative Value Portfolio Class B	AB VPS Large Cap Growth Portfolio Class B
	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$1,054	$(1,220)
Net realized gain/(loss) from sale of investments	22,025	760
Reinvested realized gain distributions	6,821	6,522
Net change in unrealized appreciation/(depreciation) of investments	(7,180)	23,714

Net increase/(decrease) resulting from operations	22,720	29,776

2024 Policy Transactions
Net policy purchase payments	7,343	2,363
Transfers on account of death, surrenders and withdrawals	(21,357)	—
Transfers of policy loans	(59)	2,042
Transfers of cost of insurance and policy fees	(13,209)	(1,147)
Transfers between investment divisions, net	—	—
Transfers – other	(8)	(9)

Net increase/(decrease) from policy transactions	(27,290)	3,249

Total Increase/(Decrease) in Net Assets	(4,570)	33,025
Net Assets at December 31, 2023	198,163	121,607

Net Assets at December 31, 2024	$193,593	$154,632

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$397	$(1,160)
Net realized gain/(loss) from sale of investments	10,960	724
Reinvested realized gain distributions	16,455	16,159
Net change in unrealized appreciation/(depreciation) of investments	(9,849)	3,440

Net increase/(decrease) resulting from operations	17,963	19,163

2025 Policy Transactions
Net policy purchase payments	2,861	2,448
Transfers on account of death, surrenders and withdrawals	(3,748)	—
Transfers of policy loans	(62)	1,553
Transfers of cost of insurance and policy fees	(5,206)	(1,074)
Transfers between investment divisions, net	1,079	—
Transfers – other	11	5

Net increase/(decrease) from policy transactions	(5,065)	2,932

Total Increase/(Decrease) in Net Assets	12,898	22,095
Net Assets at December 31, 2024	193,593	154,632

Net Assets at December 31, 2025	$206,491	$176,727

See notes to financial statements.

B-12

Investment Options
AB Sustainable Global Thematic Portfolio Class B	LVIP American Century International Fund Class II	LVIP American Century Value Fund Standard Class II	Fidelity® VIP Contrafund Portfolio Initial Class	Fidelity® VIP Equity -Income Portfolio Initial Class	Fidelity® VIP Growth Opportunities Portfolio Initial Class	Fidelity® VIP High Income Portfolio Initial Class
1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 4/25/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

$(292)	$2,170	$5,560	$(8,511)	$5,279	$(9,142)	$7,360
(6,228)	3,063	3,327	31,498	5,018	252,216	(444)
136	—	13,450	232,069	27,495	—	—
9,409	(969)	(2,356)	265,183	27,134	210,672	3,693

3,025	4,264	19,981	520,239	64,926	453,746	10,609

3,244	4,668	8,378	16,314	12,117	15,237	5,959
—	—	—	(9,668)	(38,650)	(389,038)	(581)
—	(2,509)	(29)	(7,882)	14,062	(4,351)	140
(1,493)	(9,775)	(12,181)	(33,050)	(14,427)	(35,220)	(5,051)
(22,486)	1,568	1,829	(11,822)	—	—	—
(553)	172	124	(2,433)	1,145	3,181	3

(21,288)	(5,876)	(1,879)	(48,541)	(25,753)	(410,191)	470

(18,263)	(1,612)	18,102	471,698	39,173	43,555	11,079
38,611	210,843	225,538	1,598,624	439,578	1,349,579	127,231

$20,348	$209,231	$243,640	$2,070,322	$478,751	$1,393,134	$138,310

$(251)	$1,243	$(360)	$(9,704)	$6,529	$(9,283)	$8,777
(332)	7,650	983	324,650	5,929	33,146	(628)
2,878	—	—	290,435	30,538	23,248	—
(1,208)	22,808	(3,676)	(233,128)	45,700	242,455	5,369

1,087	31,701	(3,053)	372,253	88,696	289,566	13,518

—	4,832	769	18,174	15,189	7,971	7,815
—	(11,202)	—	(2,910)	—	(6,531)	—
—	(167)	—	(610,957)	(1,431)	11	(63)
(343)	(9,465)	(3,522)	(34,911)	(14,633)	(39,374)	(5,269)
—	(1,151)	(237,948)	46,582	65,594	3,339	—
1	364	114	1,039	134	1,216	(2)

(342)	(16,789)	(240,587)	(582,983)	64,853	(33,368)	2,481

745	14,912	(243,640)	(210,730)	153,549	256,198	15,999
20,348	209,231	243,640	2,070,322	478,751	1,393,134	138,310

$21,093	$224,143	$—	$1,859,592	$632,300	$1,649,332	$154,309

B-13

The Guardian Separate Account M

STATEMENTS OF CHANGES IN NET ASSETS

	Fidelity® VIP Index 500 Portfolio Initial Class	Fidelity® VIP Government Money Market Portfolio Service Class 2
	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$38,287	$9,551
Net realized gain/(loss) from sale of investments	502,068	—
Reinvested realized gain distributions	3,517	—
Net change in unrealized appreciation/(depreciation) of investments	697,642	—

Net increase/(decrease) resulting from operations	1,241,514	9,551

2024 Policy Transactions
Net policy purchase payments	60,878	19,379
Transfers on account of death, surrenders and withdrawals	(532,157)	—
Transfers of policy loans	2,976	2,381
Transfers of cost of insurance and policy fees	(139,248)	(13,676)
Transfers between investment divisions, net	60,431	—
Transfers–other	2,271	18

Net increase/(decrease) from policy transactions	(544,849)	8,102

Total Increase/(Decrease) in Net Assets	696,665	17,653
Net Assets at December 31, 2023	5,403,452	223,612

Net Assets at December 31, 2024	$6,100,117	$241,265

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$31,718	$44,989
Net realized gain/(loss) from sale of investments	622,761	—
Reinvested realized gain distributions	31,978	—
Net change in unrealized appreciation/(depreciation) of investments	302,850	—

Net increase/(decrease) resulting from operations	989,307	44,989

2025 Policy Transactions
Net policy purchase payments	45,161	39,846
Transfers on account of death, surrenders and withdrawals	(581,812)	(151,107)
Transfers of policy loans	(39,871)	(2,850)
Transfers of cost of insurance and policy fees	(128,407)	(40,377)
Transfers between investment divisions, net	(28,445)	3,415,624
Transfers–other	(3,921)	(254)

Net increase/(decrease) from policy transactions	(737,295)	3,260,882

Total Increase/(Decrease) in Net Assets	252,012	3,305,871
Net Assets at December 31, 2024	6,100,117	241,265

Net Assets at December 31, 2025	$6,352,129	$3,547,136

See notes to financial statements.

B-14

Investment Options
Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Institutional Shares	MFS® Total Return Bond Series Initial Class	MFS® Growth Series Initial Class	MFS® Investors Trust Series Initial Class
1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

$950	$(2,620)	$(4,319)	$732	$2,027	$(14,592)	$817
10,645	12,869	26,498	34,803	(494)	94,093	43,948
34,588	25,129	18,797	25,489	—	175,316	74,826
72,669	68,825	151,884	104,021	(444)	348,170	54,675

118,852	104,203	192,860	165,045	1,089	602,987	174,266

8,538	4,522	4,889	8,120	1,841	23,907	18,373
(17,578)	(21,604)	(30,739)	(59,293)	—	(130,633)	(80,661)
(1,203)	5,578	(23,002)	480	145	(14,680)	123
(18,533)	(5,246)	(8,539)	(9,138)	(2,052)	(64,417)	(37,180)
—	—	—	—	(2,755)	—	—
(421)	75	(218)	(90)	1,206	11,362	(221)

(29,197)	(16,675)	(57,609)	(59,921)	(1,615)	(174,461)	(99,566)

89,655	87,528	135,251	105,124	(526)	428,526	74,700
809,187	379,596	581,185	736,520	53,372	2,026,575	941,611

$898,842	$467,124	$716,436	$841,644	$52,846	$2,455,101	$1,016,311

$(2,762)	$(1,870)	$(4,052)	$998	$1,995	$(15,569)	$(1,329)
7,520	4,157	8,461	6,449	(1,033)	57,140	173,036
67,933	58,579	56,471	78,290	—	458,549	18,494
(10,134)	20,504	63,923	84,747	2,448	(222,112)	(232,753)

62,557	81,370	124,803	170,484	3,410	278,008	(42,552)

16,334	6,074	5,029	5,464	1,551	22,299	5,141
(2,244)	—	(5,089)	—	(1,329)	(53,381)	(3,819)
744	(3)	(522)	706	(55)	376	—
(19,312)	(5,466)	(9,042)	(9,573)	(2,086)	(64,405)	(10,913)
—	—	—	56,558	(2,317)	—	(917,100)
26	(3)	8	274	1,155	11,961	616

(4,452)	602	(9,616)	53,429	(3,081)	(83,150)	(926,075)

58,105	81,972	115,187	223,913	329	194,858	(968,627)
898,842	467,124	716,436	841,644	52,846	2,455,101	1,016,311

$956,947	$549,096	$831,623	$1,065,557	$53,175	$2,649,959	$47,684

B-15

The Guardian Separate Account M

STATEMENTS OF CHANGES IN NET ASSETS

	MFS® New Discovery Series Initial Class	MFS® Research Series Initial Class
	1/1/2024 to 12/31/2025	1/1/2024 to 4/25/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$(874)	$(276)
Net realized gain/(loss) from sale of investments	(14,595)	490
Reinvested realized gain distributions	—	586
Net change in unrealized appreciation/(depreciation) of investments	22,397	572

Net increase/(decrease) resulting from operations	6,928	1,372

2024 Policy Transactions
Net policy purchase payments	3,670	—
Transfers on account of death, surrenders and withdrawals	(27,362)	—
Transfers of policy loans	(177)	(139)
Transfers of cost of insurance and policy fees	(3,619)	(1,665)
Transfers between investment divisions, net	—	—
Transfers–other	(9)	(3)

Net increase/(decrease) from policy transactions	(27,497)	(1,807)

Total Increase/(Decrease) in Net Assets	(20,569)	(435)
Net Assets at December 31, 2023	126,633	8,160

Net Assets at December 31, 2024	$106,064	$7,725

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$(877)	$75
Net realized gain/(loss) from sale of investments	(1,815)	866
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	15,570	(1,461)

Net increase/(decrease) resulting from operations	12,878	(520)

2025 Policy Transactions
Net policy purchase payments	1,510	—
Transfers on account of death, surrenders and withdrawals	—	—
Transfers of policy loans	(183)	—
Transfers of cost of insurance and policy fees	(2,679)	(575)
Transfers between investment divisions, net	—	(6,630)
Transfers–other	(1)	(129)

Net increase/(decrease) from policy transactions	(1,353)	(7,334)

Total Increase/(Decrease) in Net Assets	11,525	(7,854)
Net Assets at December 31, 2024	106,064	7,725

Net Assets at December 31, 2025	$117,589	$(129)

See notes to financial statements.

B-16

Investment Options
MFS® Total Return Series Initial Class	Guardian All Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund

1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	4/25/2025 to 12/31/2025

$10,472	$(6,601)	$(1,928)	$(357)	$(14,149)	$—
4,965	19,979	233	150	10,063	—
27,288	—	—	—	—	—
(3,495)	167,368	4,501	2,366	283,099	—

39,230	180,746	2,806	2,159	279,013	—

17,605	29,208	9,328	8,565	26,538	—
(40,781)	(48,839)	—	—	—	—
603	(618)	3,371	(568)	5,810	—
(28,987)	(33,084)	(14,084)	(3,442)	(55,322)	—
—	—	—	—	—	—
4,537	(163)	133	—	236	—

(47,023)	(53,496)	(1,252)	4,555	(22,738)	—

(7,793)	127,250	1,554	6,714	256,275	—
580,733	953,291	315,875	50,540	2,133,342	—

$572,940	$1,080,541	$317,429	$57,254	$2,389,617	$—

$12,460	$(12,172)	$(2,101)	$(448)	$(14,230)	$(56,283)
574	146,075	963	1,041	109,030	84,433
43,267	—	—	—	—	—
3,187	218,212	20,248	2,292	170,647	1,482,399

59,488	352,115	19,110	2,885	265,447	1,510,549

15,500	38,866	12,700	12,684	33,596	131,072
—	(40,887)	(3,609)	(2,056)	(22,033)	(369,539)
(1,406)	(287,478)	7,444	4,037	(345,194)	(9,817)
(29,852)	(55,403)	(15,420)	(3,558)	(56,740)	(237,634)
—	1,238,025	4,317	66,540	380,306	10,739,175
4,809	1,194	130	121	5,484	3,126

(10,949)	894,317	5,562	77,768	(4,581)	10,256,383

48,539	1,246,432	24,672	80,653	260,866	11,766,932
572,940	1,080,541	317,429	57,254	2,389,617	—

$621,479	$2,326,973	$342,101	$137,907	$2,650,483	$11,766,932

B-17

THE GUARDIAN SEPARATE ACCOUNT M

NOTES TO FINANCIAL STATEMENTS (December 31, 2025)

NOTE 1 — ORGANIZATION

The Guardian Separate Account M (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by The Guardian Insurance & Annuity Company, Inc. (GIAC) on January 29, 1998, and commenced operations on February 6, 1998. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the annual premium variable life insurance policies offered through the Account. GIAC provides for variable accumulations and benefits under the policies by crediting the net premium payments or policy loan repayments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the policyowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The policy owner may transfer his or her policy value among the twenty-five investment options within the Account, or FRO. However, a policy owner may only invest in up to seven investment options, including FRO, at any time.

The twenty-five investment divisions of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Invesco V.I. American Franchise Fund Series I

Invesco V.I. Equity and Income Fund Series I

AB VPS Relative Value Portfolio Class B

AB VPS Large Cap Growth Portfolio Class B

AB Sustainable Global Thematic Portfolio Class B

LVIP American Century International Fund Class II

Fidelity® VIP Contrafund® Portfolio Initial Class

Fidelity® VIP Equity-Income Portfolio Initial Class

Fidelity® VIP Growth Opportunities Portfolio Initial Class

Fidelity® VIP High Income Portfolio Initial Class

Fidelity® VIP Index 500 Portfolio Initial Class

Fidelity® VIP Government Money Market Portfolio Service Class 2

Janus Henderson Enterprise Portfolio Institutional Shares

Janus Henderson Forty Portfolio Institutional Shares

Janus Henderson Research Portfolio Institutional Shares

Janus Henderson Global Research Portfolio Institutional Shares

MFS® Total Return Bond Series Initial Class

MFS® Growth Series Initial Class

MFS® New Discovery Series Initial Class

MFS® Total Return Series Initial Class

Guardian All Cap Core VIP Fund

Guardian Core Fixed Income VIP Fund

Guardian Short Duration Bond VIP Fund

Guardian Balanced Allocation VIP Fund

Guardian Equity Income VIP Fund

The below funds were part of a fund substitution and are no longer available as an investment option under this contract in 2025:

Existing Fund	Replacement Fund	Date
Victory RS Large Cap Alpha VIP Series	Guardian Equity Income VIP Fund	April 25, 2025
Gabelli Capital Asset Fund	Guardian All Cap Core VIP Fund	April 25, 2025
MFS®Research Series Initial Class	Guardian Equity Income VIP Fund	April 25, 2025
LVIP American Century Value Fund Standard Class II	Guardian Equity Income VIP Fund	April 25, 2025
Invesco V.I. Core Equity Fund Series I	Guardian Equity Income VIP Fund	April 25, 2025
MFS®Investors Trust Series Initial Class	Guardian Equity Income VIP Fund	April 25, 2025

The below funds were liquidated and no longer available as an investment option under this contract in 2025:

Existing Fund	Replacement Fund	Date
Victory Sophus Emerging Markets VIP Series	Fidelity® VIP Government Money Market Portfolio Service Class 2	June 27, 2025
Victory RS International VIP Series	Fidelity® VIP Government Money Market Portfolio Service Class 2	August 29, 2025
Victory RS Small Cap Growth Equity VIP Series	Fidelity® VIP Government Money Market Portfolio Service Class 2	August 29, 2025
Victory 500 Index VIP Series	Fidelity® VIP Government Money Market Portfolio Service Class 2	August 29, 2025

B-18

The Guardian Separate Account M

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

The below funds were part of a merger and are no longer available as an investment option under this contract in 2024:

Existing Fund	Replacement Fund	Date
American Century VP International Fund—Class I	LVIP American Century International Fund Class II	April 26, 2024
American Century VP Value Fund—Class I	LVIP American Century Value Fund Standard Class II	April 26, 2024

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make benefit payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets may not be less than the amount required under state insurance laws to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such a guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of the significant accounting policies of the Account.

Investments

(a)	Net proceeds of payments made by policyowners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2025, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the

B-19

The Guardian Separate Account M

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little, or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2025, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2025, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $39,507,425.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2025, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2025, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

The mortality charge for Variable Universal Life Insurance policies is based on the 1980 / 2001 / 2017 Commissioners’ Standard Ordinary Mortality Table published by the National Association of Insurance Commissioners. The assumed investment return is 3.0% - 4.0%.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the policies. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

Under the provisions of Section 817(h) of the IRC, a variable life policy will not be treated as a life policy for federal tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not

B-20

The Guardian Separate Account M

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Segmented Reporting

In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

The management committee of GIAC evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the fund’s chief operating decision maker (“CODM”) assessing performance and making decisions about product offering allocation. The CODM has determined that the fund has a single operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025, were as follows:

	Purchases	Sales
Victory RS Large Cap Alpha VIP Series	$1,506,334	$8,156,500
Victory 500 Index VIP Series	223,047	1,117,770
Victory RS International VIP Series	120,594	1,146,450
Victory Sophus Emerging Markets VIP Series	14,991	409,433
Victory RS Small Cap Growth Equity VIP Series	20,079	1,337,723
Gabelli Capital Asset Fund	817,468	1,313,894
Invesco V.I. American Franchise Fund Series I	41,044	41,843
Invesco V.I. Equity and Income Fund Series I	10,686	6,162
Invesco V.I. Core Equity Fund Series I	7,733	1,920,681
AB VPS Relative Value Portfolio Class B	22,112	10,960
AB VPS Large Cap Growth Portfolio Class B	20,390	2,298
AB Sustainable Global Thematic Portfolio Class B	2,878	1,342
LVIP American Century International Fund Class II	21,818	36,772
LVIP American Century Value Fund Standard Class II	2,081	244,873
Fidelity® VIP Contrafund Portfolio Initial Class	379,574	681,702
Fidelity® VIP Equity-Income Portfolio Initial Class	123,047	20,669
Fidelity® VIP Growth Opportunities Portfolio Initial Class	30,045	50,165
Fidelity® VIP High Income Portfolio Initial Class	17,336	6,058

B-21

The Guardian Separate Account M

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Purchases	Sales
Fidelity® VIP Index 500 Portfolio Initial Class	$136,819	$809,759
Fidelity® VIP Government Money Market Portfolio Service Class 2	3,787,288	481,192
Janus Henderson Enterprise Portfolio Institutional Shares	85,788	25,410
Janus Henderson Forty Portfolio Institutional Shares	65,807	9,123
Janus Henderson Research Portfolio Institutional Shares	62,023	19,251
Janus Henderson Global Research Portfolio Institutional Shares	146,734	14,032
MFS® Total Return Bond Series Initial Class	5,647	7,302
MFS® Growth Series Initial Class	483,116	123,716
MFS® Investors Trust Series Initial Class	23,342	933,835
MFS® New Discovery Series Initial Class	1,425	3,777
MFS® Research Series Initial Class	—	8,217
MFS® Total Return Series Initial Class	77,541	32,997
Guardian All Cap Core VIP Fund	1,325,933	443,617
Guardian Core Fixed Income VIP Fund	19,342	15,781
Guardian Short Duration Bond VIP Fund	88,948	11,180
Guardian Balanced Allocation VIP Fund	412,162	430,744
Guardian Equity Income VIP Fund	11,093,556	891,172

Total	$21,196,727	$20,766,400

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC assumes mortality and expense risk related to the operations of the Account. To cover these risks, GIAC deducts, through a reduction of the unit value, a daily charge from the net assets of the Account that, on an annual basis, is equal to a rate of .90% (reduced to .60% after the policy’s 20th anniversary).

Under the terms of the policy, GIAC also deducts certain charges from the policy account value. These other contractual charges are deducted by redeeming units of the investment divisions and consist of:

a)	A monthly charge for the cost of life insurance, based on the face value of the policyowner’s insurance inforce, as compensation for the anticipated cost of paying death benefits.

b)	Policy and administrative fees, which vary with the face amount, age of the insured or duration of the contract.

c)	An annual state premium tax charge as a percentage of the basic premium. This rate varies by state of jurisdiction.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

For the years ended December 31, 2025, and 2024, contractual charges amounted to $988,541 and $1,019,529, respectively, which are reflected in “Transfer of cost of insurance and policy fees” in the Statement of Changes in Net Assets.

Under current laws, GIAC may incur state and local taxes in several states. At present, these taxes are not significant. In the event of a material change in applicable state or local tax laws, GIAC reserves the right to charge the Account for such taxes, if any, that are attributable to the Account.

GIAC has administrative service fee agreements with Victory Capital Management Inc, Gabelli Capital Asset Fund, Invesco Advisors, Inc., AllianceBernstein LP., American Century Investment Management, Inc., Fidelity Management & Research Company, Janus Henderson Group PLC, and Massachusetts Financial Services Company, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets. These fees are borne and paid to GIAC by investment advisers, and therefore, are not recorded in the financial statements of the Fund.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities. The income earned on the amounts retained by GIAC in the Account is reflected in “Mortality and expense risk charges” in the Statements of Operations.

B-22

The Guardian Separate Account M

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2025 and 2024, were as follows:

	2025			2024
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Victory RS Large Cap Alpha VIP Series	1,193	176,398	(175,205)	10,300	16,346	(6,046)
Victory 500 Index VIP Series	146	20,538	(20,392)	1,625	1,878	(253)
Victory RS International VIP Series	1,103	29,548	(28,445)	1,009	3,096	(2,087)
Victory Sophus Emerging Markets VIP Series	207	7,631	(7,424)	381	311	70
Victory RS Small Cap Growth Equity VIP Series	305	23,131	(22,826)	494	1,782	(1,288)
Gabelli Capital Asset Fund	102	21,262	(21,160)	301	1,805	(1,504)
Value Line Strategic Asset Management Trust	—	—	—	—	—	—
Invesco V.I. American Franchise Fund Series I	79	664	(585)	149	1,470	(1,321)
Invesco V.I. Equity and Income Fund Series I	286	338	(52)	259	227	32
Invesco V.I. Core Equity Fund Series I	178	44,281	(44,103)	13,623	2,503	11,120
AB VPS Relative Value Portfolio Class B	84	198	(114)	168	806	(638)
AB VPS Large Cap Growth Portfolio Class B	55	17	38	67	20	47
AB Sustainable Global Thematic Portfolio Class B	—	11	(11)	104	777	(673)
LVIP American Century International Fund Class II	681	1,257	(576)	240	466	(226)
LVIP American Century Value Fund Standard Class II	39	4,262	(4,223)	185	217	(32)
Fidelity® VIP Contrafund Portfolio Initial Class	812	7,896	(7,084)	350	1,093	(743)
Fidelity® VIP Equity-Income Portfolio Initial Class	1,480	377	1,103	572	1,072	(500)
Fidelity® VIP Growth Opportunities Portfolio Initial Class	137	500	(363)	246	5,508	(5,262)
Fidelity® VIP High Income Portfolio Initial Class	341	233	108	293	270	23
Fidelity® VIP Index 500 Portfolio Initial Class	764	9,977	(9,213)	1,875	10,186	(8,311)
Fidelity® VIP Government Money Market Portfolio Service Class 2	283,493	37,713	245,780	1,793	1,158	635
Janus Henderson Enterprise Portfolio Institutional Shares	495	631	(136)	309	1,200	(891)
Janus Henderson Forty Portfolio Institutional Shares	89	82	7	170	448	(278)
Janus Henderson Research Portfolio Institutional Shares	120	359	(239)	136	1,739	(1,603)
Janus Henderson Global Research Portfolio Institutional Shares	2,319	381	1,938	405	3,128	(2,723)
MFS® Total Return Bond Series Initial Class	234	355	(121)	135	200	(65)
MFS® Growth Series Initial Class	375	1,235	(860)	447	2,552	(2,105)
MFS® Investors Trust Series Initial Class	93	17,580	(17,487)	362	2,200	(1,838)
MFS® New Discovery Series Initial Class	37	71	(34)	96	806	(710)
MFS® Research Series Initial Class	—	185	(185)	—	45	(45)
MFS® Total Return Series Initial Class	477	723	(246)	567	1,715	(1,148)
Guardian All Cap Core VIP Fund	102,966	30,271	72,695	2,611	6,766	(4,155)
Guardian Core Fixed Income VIP Fund	2,420	1,886	534	1,577	1,695	(118)
Guardian Short Duration Bond VIP Fund	12,810	5,707	7,103	834	391	443
Guardian Balanced Allocation VIP Fund	30,268	32,535	(2,267)	2,781	4,684	(1,903)
Guardian Equity Income VIP Fund	1,115,428	83,280	1,032,148	—	—	—

B-23

The Guardian Separate Account M

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

NOTE 6 — FINANCIAL HIGHLIGHTS

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to policyowner accounts through redemption of units.

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return (3)
		Unit Value	In Whole $

Victory RS Large Cap Alpha VIP Series(7)
2025	—	$46.04	$—	N/A	N/A	N/A
2024	175,205	47.55	8,330,519	0.60%	1.38%	20.81%
2023	181,251	39.36	7,133,599	0.60%	1.11%	13.01%
2022	212,169	34.83	7,389,358	0.60%	1.39%	-4.91%
2021	224,610	36.63	8,226,423	0.60%	1.11%	22.75%

Victory 500 Index VIP Series(9)
2025	—	$54.11	$—	N/A	N/A	N/A
2024	20,392	49.09	1,001,060	0.60%	1.36%	24.21%
2023	20,645	39.52	815,955	0.60%	1.08%	26.18%
2022	28,739	31.32	900,197	0.60%	1.28%	-19.84%
2021	27,970	39.08	1,092,964	0.60%	1.29%	26.67%

Victory INCORE Low Duration Bond VIP Series(5)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	3,659	13.53	49,503	0.60%	1.71%	0.39%

Victory INCORE Investment Quality Bond VIP Series(5)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	14,825	24.79	367,505	0.60%	1.65%	-0.82%

Victory RS International VIP Series(9)
2025	—	$39.04	$—	N/A	N/A	N/A
2024	28,445	32.42	922,162	0.60%	2.86%	4.87%
2023	30,532	30.91	943,864	0.60%	2.51%	19.30%
2022	32,947	25.91	853,744	0.60%	2.77%	-16.32%
2021	34,142	30.97	1,057,227	0.60%	1.87%	13.68%

Victory Sophus Emerging Markets VIP Series(8)
2025	—	$53.31	$—	N/A	N/A	N/A
2024	7,424	47.27	350,943	0.60%	2.86%	4.60%
2023	7,354	45.19	332,342	0.60%	3.00%	10.37%
2022	7,444	40.95	304,801	0.60%	0.81%	-22.93%
2021	8,302	53.13	441,077	0.60%	0.83%	-4.99%

Victory RS Small Cap Growth Equity VIP Series(9)
2025	—	$57.57	$—	N/A	N/A	N/A
2024	22,826	60.29	1,376,141	0.60%	0.00%	11.15%
2023	24,114	54.24	1,308,028	0.60%	0.00%	19.68%
2022	24,154	45.32	1,094,741	0.60%	0.00%	-36.74%
2021	24,432	71.65	1,750,506	0.60%	0.00%	-10.97%

B-24

The Guardian Separate Account M

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return (3)
		Unit Value	In Whole $

Gabelli Capital Asset Fund(7)
2025	—	$61.43	$—	N/A	N/A	N/A
2024	21,160	64.09	1,356,081	0.60%	0.68%	10.63%
2023	22,664	57.93	1,312,834	0.60%	0.47%	11.18%
2022	22,858	52.10	1,190,894	0.60%	0.44%	-13.45%
2021	23,784	60.19	1,431,649	0.60%	0.48%	19.76%

Value Line Centurion Fund(5)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	28,312	39.28	1,112,033	0.60%	0.02%	18.95%

Value Line Strategic Asset Management Trust(5)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	41,909	57.11	2,393,602	0.60%	0.31%	15.17%

Invesco V.I. American Franchise Fund Series I
2025	6,212	$65.50	$406,879	0.60%	0.00%	10.99%
2024	6,797	59.01	401,122	0.60%	0.00%	34.08%
2023	8,118	44.01	357,275	0.60%	0.00%	40.08%
2022	8,326	31.42	261,614	0.60%	0.00%	-31.53%
2021	8,721	45.89	400,174	0.60%	0.00%	11.25%

Invesco V.I. Equity and Income Fund Series I
2025	3,032	$25.63	$77,710	0.60%	2.14%	12.13%
2024	3,084	22.86	70,478	0.60%	1.81%	11.45%
2023	3,052	20.51	62,589	0.60%	1.81%	9.89%
2022	3,076	18.66	57,407	0.60%	1.59%	-8.07%
2021	4,192	20.30	85,087	0.60%	3.78%	13.30%

Invesco V.I. Core Equity Fund Series I(7)(10)
2025	758	$53.13	$40,261	N/A	N/A	N/A
2024	44,861	46.01	2,064,237	0.60%	0.78%	24.85%
2023	33,741	36.85	1,243,518	0.60%	0.49%	22.62%
2022	39,158	30.06	1,176,883	0.60%	0.92%	-21.02%
2021	40,108	38.06	1,526,330	0.60%	0.67%	26.97%

AB VPS Relative Value Portfolio Class B
2025	4,217	$48.97	$206,491	0.60%	0.89%	9.54%
2024	4,331	44.70	193,593	0.60%	1.21%	12.09%
2023	4,969	39.88	198,163	0.60%	3.01%	11.05%
2022	18,037	35.91	647,770	0.60%	1.11%	-4.99%
2021	17,978	37.80	679,609	0.60%	0.64%	27.07%

AB VPS Large Cap Growth Portfolio Class B
2025	2,049	$86.26	$176,727	0.60%	0.00%	12.17%
2024	2,011	76.90	154,632	0.60%	0.00%	24.20%
2023	1,964	61.92	121,607	0.60%	0.00%	33.98%
2022	1,906	46.21	88,091	0.60%	0.00%	-29.12%
2021	2,140	65.20	139,525	0.60%	0.00%	27.88%

B-25

The Guardian Separate Account M

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return (3)
		Unit Value	In Whole $

AB VPS Global Thematic Growth Portfolio Class B
2025	663	$31.81	$21,093	0.60%	0.00%	5.39%
2024	674	30.18	20,348	0.60%	0.00%	5.32%
2023	1,347	28.66	38,611	0.60%	0.03%	15.01%
2022	1,323	24.92	32,972	0.60%	0.00%	-27.60%
2021	1,261	34.42	43,405	0.60%	0.00%	21.84%

LVIP American Century International Fund Class II
2025	7,558	$29.66	$224,143	0.60%	1.24%	15.29%
2024	8,134	25.72	209,231	0.60%	1.60%	1.99%
2023	8,360	25.22	210,843	0.60%	1.30%	11.90%
2022	8,559	22.54	192,930	0.60%	1.46%	-25.21%
2021	8,719	30.14	262,764	0.60%	0.16%	8.10%

LVIP American Century Value Fund Standard Class II(7)
2025	—	$66.53	$—	N/A	N/A	N/A
2024	4,223	57.69	243,640	0.60%	2.96%	8.82%
2023	4,255	53.01	225,538	0.60%	2.15%	8.44%
2022	4,530	48.88	221,431	0.60%	2.11%	-0.06%
2021	4,536	48.91	221,859	0.60%	1.85%	23.76%

Fidelity® VIP Contrafund Portfolio Initial Class
2025	20,573	$90.39	$1,859,592	0.60%	0.12%	20.75%
2024	27,657	74.86	2,070,322	0.60%	0.19%	32.99%
2023	28,400	56.29	1,598,624	0.60%	0.37%	32.65%
2022	30,027	42.43	1,274,179	0.60%	0.50%	-26.76%
2021	31,956	57.93	1,851,335	0.60%	0.06%	27.07%

Fidelity® VIP Equity-Income Portfolio Initial Class
2025	10,579	$59.77	$632,300	0.60%	1.90%	18.31%
2024	9,476	50.52	478,751	0.60%	1.75%	14.65%
2023	9,976	44.06	439,578	0.60%	1.82%	9.98%
2022	11,714	40.06	469,298	0.60%	1.92%	-5.53%
2021	12,193	42.41	517,089	0.60%	1.93%	24.14%

Fidelity® VIP Growth Opportunities Portfolio Initial Class
2025	15,232	$108.28	$1,649,332	0.60%	0.00%	21.22%
2024	15,595	89.33	1,393,134	0.60%	0.00%	38.05%
2023	20,857	64.71	1,349,579	0.60%	0.00%	44.78%
2022	22,296	44.69	996,504	0.60%	0.00%	-38.52%
2021	23,954	72.70	1,741,450	0.60%	0.00%	11.27%

Fidelity® VIP High Income Portfolio Initial Class
2025	6,441	$23.96	$154,309	0.60%	6.66%	9.70%
2024	6,333	21.84	138,310	0.60%	6.19%	8.32%
2023	6,310	20.16	127,231	0.60%	5.27%	9.81%
2022	6,241	18.36	114,585	0.60%	5.00%	-11.91%
2021	7,263	20.84	151,369	0.60%	5.49%	3.78%

Fidelity® VIP Index 500 Portfolio Initial Class
2025	74,151	$85.66	$6,352,129	0.60%	1.13%	17.07%
2024	83,364	73.17	6,100,117	0.60%	1.28%	24.15%
2023	91,675	58.94	5,403,452	0.60%	1.25%	25.44%
2022	96,614	46.99	4,539,820	0.60%	1.47%	-18.70%
2021	99,381	57.80	5,744,221	0.60%	1.26%	27.81%

B-26

The Guardian Separate Account M

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return (3)
		Unit Value	In Whole $

Fidelity® VIP Government Money Market Portfolio Service Class 2
2025	264,341	$13.42	$3,547,136	0.60%	3.61%	3.23%
2024	18,561	13.00	241,265	0.60%	4.72%	4.20%
2023	17,926	12.47	223,612	0.60%	4.22%	3.99%
2022	17,346	12.00	208,074	0.60%	1.27%	0.64%
2021	16,861	11.92	200,963	0.60%	0.01%	-0.60%

Janus Henderson Enterprise Portfolio Institutional Shares
2025	25,702	$37.23	$956,947	0.60%	0.32%	7.03%
2024	25,838	34.79	898,842	0.60%	0.74%	14.91%
2023	26,729	30.27	809,187	0.60%	0.14%	17.36%
2022	27,060	25.79	698,002	0.60%	0.37%	-16.44%
2021	28,059	30.87	866,242	0.60%	0.32%	16.13%

Janus Henderson Forty Portfolio Institutional Shares
2025	7,398	$74.22	$549,096	0.60%	0.30%	17.43%
2024	7,391	63.20	467,124	0.60%	0.11%	27.70%
2023	7,669	49.50	379,596	0.60%	0.15%	39.12%
2022	7,955	35.58	283,014	0.60%	0.19%	-33.95%
2021	8,279	53.86	445,963	0.60%	0.48%	22.16%

Janus Henderson Research Portfolio Institutional Shares
2025	17,360	$47.90	$831,623	0.60%	0.12%	17.68%
2024	17,599	40.71	716,436	0.60%	0.03%	34.50%
2023	19,202	30.27	581,185	0.60%	0.11%	42.31%
2022	19,235	21.27	409,093	0.60%	0.71%	-30.31%
2021	19,265	30.52	587,948	0.60%	0.10%	19.61%

Janus Henderson Global Research Portfolio Institutional Shares
2025	38,263	$27.85	$1,065,557	0.60%	0.75%	20.19%
2024	36,325	23.17	841,644	0.60%	0.74%	22.84%
2023	39,048	18.86	736,520	0.60%	0.76%	26.02%
2022	39,596	14.97	592,660	0.60%	1.63%	-19.90%
2021	39,153	18.69	731,588	0.60%	0.53%	17.38%

MFS® Total Return Bond Series Initial Class
2025	2,066	$25.74	$53,175	0.60%	4.42%	6.53%
2024	2,187	24.16	52,846	0.60%	4.35%	1.93%
2023	2,252	23.70	53,372	0.60%	3.04%	6.74%
2022	3,773	22.21	83,788	0.60%	2.84%	-14.45%
2021	3,435	25.96	89,176	0.60%	2.81%	-1.41%

MFS® Growth Series Initial Class
2025	25,903	$102.30	$2,649,959	0.60%	0.00%	11.52%
2024	26,763	91.74	2,455,101	0.60%	0.00%	30.67%
2023	28,868	70.20	2,026,575	0.60%	0.00%	35.05%
2022	30,799	51.98	1,600,998	0.60%	0.00%	-32.05%
2021	31,448	76.50	2,405,591	0.60%	0.00%	22.79%

B-27

The Guardian Separate Account M

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return (3)
		Unit Value	In Whole $

MFS® Investors Trust Series Initial Class(7)(10)
2025	758	$62.88	$47,684	0.60%	0.21%	12.89%
2024	18,245	55.70	1,016,311	0.60%	0.72%	18.80%
2023	20,083	46.89	941,611	0.60%	0.62%	18.27%
2022	21,095	39.64	836,292	0.60%	0.67%	-16.99%
2021	21,584	47.76	1,030,835	0.60%	0.62%	26.05%

MFS® New Discovery Series Initial Class
2025	2,632	$44.68	$117,589	0.60%	0.00%	12.28%
2024	2,666	39.79	106,064	0.60%	0.00%	6.08%
2023	3,376	37.51	126,633	0.60%	0.00%	13.73%
2022	4,095	32.98	135,056	0.60%	0.00%	-30.18%
2021	4,024	47.24	190,104	0.60%	0.00%	1.19%

MFS® Research Series Initial Class(7)
2025	—	$46.93	$—	N/A	N/A	N/A
2024	185	41.84	7,725	0.60%	0.62%	18.16%
2023	230	35.41	8,160	0.60%	0.49%	21.68%
2022	279	29.10	8,120	0.60%	0.48%	-17.71%
2021	323	35.36	11,406	0.60%	0.54%	24.05%

MFS® Total Return Series Initial Class
2025	13,164	$47.21	$621,479	0.60%	2.72%	10.50%
2024	13,410	42.73	572,940	0.60%	2.43%	7.10%
2023	14,558	39.89	580,733	0.60%	1.93%	9.78%
2022	15,149	36.34	550,491	0.60%	1.73%	-10.12%
2021	16,396	40.43	662,913	0.60%	1.78%	13.43%

Guardian All Cap Core VIP Fund(4)
2025	150,853	$15.43	$2,326,973	0.60%	0.00%	11.58%
2024	78,158	13.83	1,080,541	0.60%	0.00%	19.37%
2023	82,313	11.58	953,291	0.60%	0.00%	22.19%
2022	99,785	9.48	945,741	0.60%	0.00%	-5.22%

Guardian Core Fixed Income VIP Fund(4)
2025	31,883	$10.73	$342,101	0.60%	0.00%	5.97%
2024	31,349	10.13	317,429	0.60%	0.00%	0.87%
2023	31,467	10.04	315,875	0.60%	0.00%	4.88%
2022	31,826	9.57	304,613	0.60%	0.00%	-4.29%

Guardian Short Duration Bond VIP Fund(4)
2025	12,566	$10.97	$137,907	0.60%	0.00%	4.72%
2024	5,463	10.48	57,254	0.60%	0.00%	4.09%
2023	5,020	10.07	50,540	0.60%	0.00%	3.47%
2022	5,209	9.73	50,689	0.60%	0.00%	-2.70%

Guardian Balanced Allocation VIP Fund(4)
2025	189,098	$14.02	$2,650,483	0.60%	0.00%	12.25%
2024	191,365	12.49	2,389,617	0.60%	0.00%	13.13%
2023	193,268	11.04	2,133,342	0.60%	0.00%	17.16%
2022	207,121	9.42	1,951,426	0.60%	0.00%	-5.78%

Guardian Equity Income VIP Fund(6)
2025	1,032,148	$11.40	$11,766,803	0.60%	0.00%	1040.03%

(1)	These amounts represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

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The Guardian Separate Account M

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.
(3)	Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate the effective date of that investment option in the variable account.The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
(4)	Portfolio commenced operations April 29, 2022.
(5)	As of April 29, 2022, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2022 as a result of liquidation.
(6)	Portfolio commenced operations April 25, 2025.
(7)	As of April 25, 2025, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2025 as a result of liquidation.
(8)	As of June 27, 2025, the Victory Sophus Emerging Markets VIP Series Fund was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Victory Sophus Emerging Markets VIP Series Fund was transferred to the Fidelity VIP Government Money Market Portfolio Service Class 2.
(9)	As of August 29, 2025, certain funds were liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to the Fidelity VIP Government Money Market Portfolio Service Class 2.
(10)	These funds are planned to be liquidated during the second half of 2026. The affected funds have ceased accepting new investments and will not initiate any new investment positions. The funds will continue to manage existing investments in an orderly manner in accordance with their respective investement strategies, governing documents, and applicable regulatory requirements until liquidation is completed.

B-29

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Policyowners of The Guardian Separate Account M

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of The Guardian Separate Account M indicated in the table below as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below , including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions of The Guardian Separate Account M as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Victory RS Large Cap Alpha VIP Series(2)

Victory 500 Index VIP Series(4)

Victory RS International VIP Series (4)

Victory Sophus Emerging Markets VIP Series(3)

Victory RS Small Cap Growth Equity VIP Series(4)

Gabelli Capital Asset Fund(2)

Invesco V.I. American Franchise Fund Series I(1)

Invesco V.I. Equity and Income Fund Series I(1)

Invesco V.I. Core Equity Fund Series I(1)

AB VPS Relative Value Portfolio Class B(1)

AB VPS Large Cap Growth Portfolio Class B(1)

AB Sustainable Global Thematic Portfolio Class B(1)

LVIP American Century International Fund Class II(1)

LVIP American Century Value Fund Class II(2)

Fidelity VIP Contrafund® Portfolio Initial Class(1)

Fidelity VIP Equity-Income Portfolio Initial Class(1)

Fidelity VIP Growth Opportunities Portfolio Initial Class(1)

Fidelity VIP High Income Portfolio Initial Class(1)

Fidelity VIP Index 500 Portfolio Initial Class(1)

Fidelity VIP Government Money Market Portfolio Service Class 2(1)

Janus Henderson Enterprise Portfolio Institutional Shares(1)

Janus Henderson Forty Portfolio Institutional Shares(1)

Janus Henderson Research Portfolio Institutional Shares(1)

Janus Henderson Global Research Portfolio Institutional Shares(1)

MFS® Total Return Bond Series Initial Class(1)

MFS® Growth Series Initial Class(1)

MFS® Investors Trust Series Initial Class(1)

MFS® New Discovery Series Initial Class(1)

MFS® Research Series Initial Class(2)

MFS® Total Return Series Initial Class(1)

Guardian All Cap Core VIP Fund(1)

Guardian Core Fixed Income VIP Fund(1)

Guardian Short Duration Bond VIP Fund(1)

Guardian Balanced Allocation VIP Fund(1)

Guardian Equity Income VIP Fund(5)

1.	Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the years ended December 31, 2025, and 2024
2.	Statement of operations for the period January 1, 2025, through April 25, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through April 25, 2025 (date of liquidation) and the year ended December 31, 2024.
3.	Statement of operations for the period January 1, 2025, through June 27, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through June 27, 2025 (date of liquidation) and the year ended December 31, 2024.
4.	Statement of operations for the period January 1, 2025, through August 29, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through August 29, 2025 (date of liquidation) and the year ended December 31, 2024.
5.	Statement of operations for the period April 25, 2025 (commencement of operations) through December 31, 2025, and statement of changes in net assets for the period April 25, 2025 (commencement of operations) through December 31, 2025.

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions of The Guardian Separate Account M based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions of The Guardian Separate Account M in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

B-30

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2026

We have served as the auditor of one or more of the investment divisions of The Guardian Separate Account M since 1998.

B-31